Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A ordinary shares	Class B ordinary shares	Additional paid-in capital	Cumulative translation adjustments	Accumulated losses	Total
Balance at Dec. 31, 2020	$ 8	$ 6	$ 220,292	$ (429)	$ (163,483)	$ 56,394
Balance (in Shares) at Dec. 31, 2020	160,055,640	122,072,980
Foreign currency translation adjustment				432		432
Net loss for the year					(23,568)	(23,568)
Share-based compensation			6,706			6,706
Shares issued upon exercise of employee share options			899			899
Shares issued upon exercise of employee share options (in Shares)	1,735,060
Balance at Jun. 30, 2021	$ 8	$ 6	227,897	3	(187,051)	40,863
Balance (in Shares) at Jun. 30, 2021	161,790,700	122,072,980
Balance at Dec. 31, 2021	$ 8	$ 6	230,048	(446)	(209,524)	20,092
Balance (in Shares) at Dec. 31, 2021	164,975,400	122,072,980
Foreign currency translation adjustment				1,832		1,832
Net loss for the year					(14,204)	(14,204)
Share-based compensation			1,711			1,711
Issuance of Ordinary shares for convertible debenture			225			225
Issuance of Ordinary shares for convertible debenture (in Shares)	1,000,000
Issuance of shares upon vesting of Restricted Shares
Issuance of shares upon vesting of Restricted Shares (in Shares)	1,699,270
Balance at Jun. 30, 2022	$ 8	$ 6	$ 231,984	$ 1,386	$ (223,728)	$ 9,656
Balance (in Shares) at Jun. 30, 2022	167,674,670	122,072,980